21. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Net loss and comprehensive loss for the year	$ (2,105,608)	$ (4,136,802)	$ (2,736,717)
Expected income tax (recovery)	(569,000)	(1,117,000)	(712,000)
Change in statutory, foreign tax, foreign exchange rates and other	25,000	(133,000)	(155,000)
Permanent differences	24,000	103,000	85,000
Share issue costs	(5,000)	(5,000)	(3,000)
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	572,000	(9,000)	0
Change in unrecognized deductible temporary differences	(47,000)	1,161,000	785,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0